Acquisition of RGI (Details) $ in Thousands, € in Millions		4 Months Ended	6 Months Ended
	May 05, 2023 USD ($)	May 05, 2025 USD ($)	Jun. 30, 2025 USD ($) Payment $ / €	Jun. 30, 2024 USD ($)	Jun. 30, 2025 EUR (€) Payment $ / €	Dec. 31, 2024 USD ($)
Acquisition of RGI [Abstract]
Equity method investment			$ 12,578			$ 3,588
Release of cumulative translation adjustment of equity method investment			(4)	$ 0
Gain on acquisition of RGI			$ 1,268	$ 0
Exchange currency rate | $ / €			1.17		1.17
RGI [Member]
Acquisition of RGI [Abstract]
Ownership interest		28.20%
Consideration paid	$ 4,219
Fair value of non-controlling interest		$ 3,552
Equity method investment		3,552
Fair value of identifiable assets and liabilities		$ 12,595
RGI [Member] | WEC [Member]
Acquisition of RGI [Abstract]
Ownership percentage			45.00%		45.00%
RGI [Member] | WEC [Member] | Capital Contributions to Fund Construction of ECV [Member]
Acquisition of RGI [Abstract]
Committed funding			$ 6,318		€ 5.4
RGI [Member] | WEC [Member] | Non-Controlling Interest Holder's Share of Capital Contributions to Fund Construction of ECV [Member]
Acquisition of RGI [Abstract]
Committed funding			$ 3,861		€ 3.3
RGI [Member] | WEC [Member] | ECV [Member]
Acquisition of RGI [Abstract]
Number of installment payments for capital commitment | Payment			2		2
Term of commitment			17 months
Unrecorded liability related to unfunded commitment			$ 2,540		€ 2.2